Note 7 - Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31,	December 31,
	2023	2022
	(in thousands)
Trade receivables	$35,841	$47,046
Current unbilled receivables	21,633	20,153
Allowance for doubtful accounts	(847)	(725)
	$56,627	$66,474

	December 31, 2022	December 31, 2021
	(in thousands)
Trade receivables	$47,046	$38,819
Current unbilled receivables	20,153	17,086
Allowance for doubtful accounts	(725)	(838)
	$66,474	$55,067